Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company Only)
Note 20: Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2014	2013
	(In thousands)
Assets
Cash and cash equivalents	$2,608	$2,117
Investment in the Bank	38,644	38,089
Corporate owned life insurance	318	307
Other assets	3,076	2,498

Total assets	$44,646	$43,011

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,124	$4,124
Other liabilities	153	16
Stockholders’ equity	40,389	38,871

Total liabilities and stockholders’ equity	$44,646	$43,011

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2014	2013
	(In thousands)

Operating Income
Dividends from subsidiary	$3,842	$3,697
Interest and dividend income from securities and federal funds	11	16

Total operating income	3,853	3,713

General, Administrative and Other Expenses	1,946	1,982

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,907	1,731

Income Tax Benefits	648	555

Income Before Equity in Undistributed Income of Subsidiary	2,555	2,286

Equity in Undistributed Income of Subsidiary	96	326

Net Income	$2,651	$2,612

Comprehensive Income	$2,899	$3,508

Condensed Statements of Cash Flows

	Years Ended December 31,
	2014	2013
	(In thousands)

Operating Activities
Net income	$2,651	$2,612
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(96)	(326)
Amortization of ESOP and share-based compensation plans	355	364
Net change in other assets and other liabilities	(697)	(357)

Net cash provided by operating activities	2,225	2,305

Financing Activities
Dividends paid to stockholders	(1,773)	(1,556)
Treasury stock –net	39	(70)

Net cash used in financing activities	(1,734)	(1,626)

Net Change in Cash and Cash Equivalents	491	679

Cash and Cash Equivalents at Beginning of Year	2,117	1,438

Cash and Cash Equivalents at End of Year	$2,608	$2,117